Lease Arrangements	12 Months Ended
Dec. 31, 2014
Lease Arrangements
Lease Arrangements

11. Lease Arrangements

Charters-out

        The future minimum revenue, expected to be earned on non-cancellable time charters consisted of the following as at December 31, 2014 (in thousands):

2015	$536,022
2016	519,260
2017	489,215
2018	445,822
2019	410,552
2020 and thereafter	1,288,014

Total future revenue	$3,688,885

        Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.